Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurement [Line Items]
Disclosure Of Fair Value Measurement Of Assets Explanatory

Determination of fair values from quoted market

prices or valuation techniques
1
30.6.24 31.3.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial assets measured at fair value on a recurring

basis
Financial assets at fair value held for trading 124,627 29,689 8,042 162,358 114,661 24,286 1,359 140,306 115,345 17,936 1,817 135,098
of which: Equity instruments 112,441 830 185 113,456 102,112 341 178 102,631 99,510 721 140 100,372
of which: Government bills / bonds 5,603 5,319 75 10,997 5,814 2,581 1 8,395 6,843 2,195 14 9,052
of which: Investment fund units 5,677 1,222 240 7,139 5,679 1,290 36 7,005 8,008 1,082 9 9,098
of which: Corporate and municipal bonds 896 16,875 900 18,671 1,052 15,005 495 16,552 982 11,956 648 13,586
of which: Loans 0 5,246 6,420 11,666 0 4,931 551 5,483 0 1,870 904 2,775
of which: Asset-backed securities 10 192 169 370 4 139 97 240 3 111 101 215
Derivative financial instruments 836 137,254 2,325 140,415 1,120 120,184 1,314 122,618 593 129,871 1,264 131,728
of which: Foreign exchange

331 50,576 121 51,029 397 50,425 9 50,831 317 65,070 0 65,387
of which: Interest rate

0 49,199 403 49,602 0 34,660 274 34,934 0 35,028 284 35,311
of which: Equity / index

0 32,239 1,154 33,393 0 30,673 720 31,394 0 26,649 667 27,317
of which: Credit 0 2,553 478 3,031 0 1,678 308 1,985 0 1,452 301 1,752
of which: Commodities 3 2,563 16 2,582 0 2,676 1 2,677 0 1,627 12 1,639
Brokerage receivables 0 25,273 0 25,273 0 22,650 0 22,650 0 20,883 0 20,883
Financial assets at fair value not held for trading 34,765 80,293 7,961 123,020 30,429 28,622 4,430 63,482 29,529 30,124 4,101 63,754
of which: Financial assets for unit-linked
investment contracts 16,957 6 0 16,963 16,395 18 0 16,413 15,814 0 0 15,814
of which: Corporate and municipal bonds 61 14,338 210 14,609 60 14,529 217 14,807 62 16,716 215 16,994
of which: Government bills / bonds 17,262 7,817 0 25,079 13,579 4,940 0 18,519 13,262 3,332 0 16,594
of which: Loans 0 3,699 2,553 6,252 0 3,581 1,317 4,898 0 4,172 1,254 5,426
of which: Securities financing transactions 0 53,069 268 53,337 0 5,256 53 5,310 0 5,541 4 5,545
of which: Asset-backed securities 0 1,108 500 1,608 0 18 0 18 0 18 0 18 of which: Auction rate securities 0 0 191 191 0 0 1,211 1,211 0 0 1,208 1,208 of which: Investment fund units 395 160 670 1,225 371 201 244 817 367 233 205 804 of which: Equity instruments 91 5 2,913 3,009 24 0 1,129 1,153 24 0 1,088 1,112
Financial assets measured at fair value through other

comprehensive income on a recurring basis
Financial assets measured at fair value through
other comprehensive income 62 2,105 0 2,167 67 2,011 0 2,078 68 2,165 0 2,233 of which: Commercial paper and certificates of
deposit 0 1,891 0 1,891 0 1,783 0 1,783 0 1,948 0 1,948
of which: Corporate and municipal bonds 62 205 0 267 67 179 0 246 68 207 0 276
Non-financial assets measured at fair value on a recurring

basis
Precious metals and other physical commodities 6,445 0 0 6,445 4,729 0 0 4,729 4,426 0 0 4,426
Non-financial assets measured at fair value on a non-recurring basis
Other non-financial assets 2 0 0 43 43 0 0 16 16 0 0 17 17
Total assets measured at fair value 166,735 274,615 18,371 459,721 151,007 197,753 7,118 355,878 149,962 200,979 7,198 358,139

Disclosure Of Fair Value Measurement Of Liabilities Explanatory

Determination of fair values from quoted market

prices or valuation techniques (continued)
1
30.6.24 31.3.24 31.12.23
USD m Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total Level 1 Level 2 Level 3 Total
Financial liabilities measured at fair value on a

recurring basis
Financial liabilities at fair value held for trading 24,476 8,906 111 33,493 25,042 7,781 192 33,015 25,451 6,110 151 31,712
of which: Equity instruments 16,956 417 66 17,438 17,297 293 59 17,649 16,310 236 87 16,632
of which: Corporate and municipal bonds 33 7,118 35 7,186 34 6,175 128 6,337 28 4,893 58 4,979 of which: Government bills / bonds 6,171 1,260 5 7,437 6,538 1,035 0 7,574 8,320 806 0 9,126
of which: Investment fund units 1,315 38 4 1,357 1,172 216 3 1,391 794 117 4 915
Derivative financial instruments 877 143,764 4,448 149,089 961 120,203 4,475 125,639 716 136,833 3,158 140,707
of which: Foreign exchange

326 51,660 48 52,034 369 47,456 24 47,849 400 71,322 21 71,743
of which: Interest rate

0 47,021 243 47,264 0 31,766 195 31,961 0 32,656 107 32,763
of which: Equity / index

0 38,001 3,379 41,380 0 36,631 4,019 40,650 0 30,209 2,717 32,926
of which: Credit 0 3,456 371 3,827 0 1,912 206 2,118 0 1,341 273 1,614
of which: Commodities 2 1,951 14 1,967 0 2,368 20 2,387 0 1,271 20 1,291
of which: Loan commitments measured at FVTPL
3
0 1,547 288 1,835 0 11 11 22 0 3 17 21
Financial liabilities designated at fair value on a recurring basis
Brokerage payables designated at fair

value
0 46,198 0 46,198 0 46,249 0 46,249 0 42,275 0 42,275
Debt issued designated at fair value 0 96,915 11,490 108,405 0 75,584 7,367 82,951 0 78,509 7,832 86,341
Other financial liabilities designated at fair value 0 31,957 4,877 36,834 0 24,717 2,076 26,794 0 25,069 2,297 27,366
of which: Financial liabilities related to unit-linked
investment contracts 0 17,080 0 17,080 0 16,543 0 16,543 0 15,922 0 15,922
of which: Securities financing transactions
0 7,801 0 7,801 0 4,897 0 4,897 0 6,927 0 6,927
of which: Funding from UBS Group AG
0 3,370 1,487 4,857 0 1,380 1,551 2,931 0 1,327 1,623 2,950
of which: Over-the-counter debt instruments
and others 0 3,706 3,390 7,096 0 1,897 525 2,422 0 892 674 1,566
Total liabilities measured at fair value 25,352 327,740 20,927 374,019 26,004 274,534 14,111 314,648 26,167 288,796 13,438 328,401
1 Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are not included in

this table. The fair value of these derivatives was not material for the periods presented.

2 Other non-financial assets primarily consist of properties and other non-current assets held for sale,

which are measured at the lower of their net

carrying amount or fair value less costs to

sell.

3 The balance as
of 30 June 2024 also includes UBS's funding obligation arising from the offer by the Credit Suisse supply chain finance funds to redeem the outstanding units which was accounted for as a derivative liability (refer to note 16).

Disclosure Of Deferred Day-One Profit Or Loss Explanatory

Deferred day-1 profit or loss reserves
For the quarter ended Year-to-date
USD m 30.6.24 31.3.24 30.6.23 30.6.24 30.6.23
Reserve balance at the beginning of the period 379 397 399 397 422
Effect from merger of UBS AG and Credit Suisse AG
1
1 1
Profit / (loss) deferred on new transactions 59 42 71 101 162
(Profit) / loss recognized in the income statement (50) (60) (75) (110) (188)
Foreign currency translation (1) 0 (1) (1) (1)
Reserve balance at the end of the period 388 379 396 388 396
1 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

Disclosure Of Valuation Adjustment Reserves On The Balance Sheet Explanatory

Other valuation adjustment reserves on the

balance sheet
As of
USD m 30.6.24 31.3.24 31.12.23
Own credit adjustments on financial liabilities designated at fair value (1,062) (288) (312)
of which: debt issued designated at fair value (747) (152) (208)
of which: other financial liabilities designated at fair value (315) (136) (105)
Credit valuation adjustments
1
(104) (32) (37)
Funding and debit valuation adjustments (81) (78) (82)
Other valuation adjustments (1,744) (714) (730)
of which: liquidity (1,229) (297) (308)
of which: model uncertainty (516) (417) (423)
1 Amount does not include reserves against defaulted counterparties.

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets And Liabilities Explanatory

Valuation techniques and inputs

used in the fair value measurement of Level

3 assets and liabilities
Fair value
Significant unobservable
input(s)
1
Range of inputs
Assets Liabilities
Valuation technique(s)
30.6.24 31.12.23
USD bn 30.6.24 31.12.23 30.6.24 31.12.23 low high
weighted
average
2
low high
weighted
average
2
unit
1
Financial assets and liabilities at fair value held for

trading and Financial assets at fair value not held for

trading
Corporate and municipal
bonds 1.1 0.9 0.0 0.1
Relative value to
market comparable Bond price equivalent 19 126 95 9 114 93 points
Discounted expected
cash flows Discount margin 243 3,055 687 491 491
basis
points
Traded loans,

loans
designated at fair value
and guarantees 9.3 2.3 0.0 0.0
Relative value to
market comparable Loan price equivalent 1 114 74 6 101 98 points
Discounted expected
cash flows Credit spread 19 1,779 367 200 275 252
basis
points
Investment fund units
3
0.9 0.2 0.0 0.0
Relative value to
market comparable Net asset value
Equity instruments
3
3.1 1.2 0.1 0.1
Relative value to
market comparable Price
Debt issued designated at
fair value
4
11.5 7.8
Other financial liabilities
designated at fair value 4.9 2.3
Discounted expected
cash flows Funding spread 106 201 51 201
basis
points
Derivative financial instruments
Interest rate 0.4 0.3 0.2 0.1 Option model Volatility of interest rates 48 149 84 112 basis
points
Volatility of inflation 1 6%
IR-to-IR correlation
71 99%
Credit 0.5 0.3 0.4 0.3
Discounted expected
cash flows
Credit spreads

3 2,967 1 306
basis
points
Credit correlation 50 66%
Credit volatility
60 60%
Recovery rates
5
0 100%
Equity / index 1.2 0.7 3.4 2.7 Option model Equity dividend yields 0 19 0 14%
Volatility of equity stocks,
equity and other indices 4 135 4 104%
Equity-to-FX correlation (40) 77 (40) 70%
Equity-to-equity correlation 10 100 13 100%
Loan commitments
measured at FVTPL
0.3 0.0
Relative value to
market comparable Loan price equivalent 15 100 points
1 The ranges of significant unobservable inputs are

represented in points, percentages and basis points.

Points are a percentage of par (e.g., 100

points would be 100% of par).

2 Weighted averages are provided
for most non-derivative financial instruments and were calculated by weighting inputs based on the fair values of

the respective instruments. Weighted averages

are not provided for inputs related to Other

financial
liabilities designated at

fair value and

Derivative financial instruments,

as this would

not be meaningful.

3 The range

of inputs is

not disclosed, as

there is a

dispersion of values

given the diverse

nature of the
investments.

4 Debt issued designated at fair value primarily consists of UBS structured notes, which include variable maturity notes with various equity and foreign exchange underlying risks, as well as rates-linked and credit-linked notes, all of which have embedded

derivative parameters that are considered to be unobservable.

The equivalent derivative instrument paramet

ers for debt issued or embedded derivatives for over-
the-counter debt instruments are presented in the respective derivative financial instruments lines in this table.

5 Recovery rates reflect the estimated recovery that will be realized given expected defaults; they may vary significantly depending upon the specific assets and terms of each transaction.

Disclosure Of Sensitivity Analysis Of Fair Value Measurement To Changes In Unobservable Inputs Assets And Liabilities Explanatory

Sensitivity of fair value measurements to changes

in unobservable input assumptions
1
30.6.24 31.3.24 31.12.23
USD m
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Favorable

changes
Unfavorable

changes
Traded loans, loans measured at fair value and guarantees 453 (433) 16 (11) 15 (19)
Securities financing transactions 34 (31) 32 (26) 24 (24)
Auction rate securities 8 (6) 39 (25) 67 (21)
Asset-backed securities 44 (48) 16 (21) 25 (22)
Equity instruments 428 (403) 193 (182) 189 (178)
Investment fund units 140 (141) 25 (27) 21 (23)
Loan commitments measured at FVTPL 85 (110) 7 (13) 7 (10)
Interest rate derivatives, net 139 (81) 26 (21) 27 (18)
Credit derivatives, net 124 (128) 2 (8) 2 (5)
Foreign exchange derivatives, net 3 (4) 3 (3) 5 (4)
Equity / index derivatives, net 651 (546) 473 (413) 358 (285)
Other 83 (90) 34 (48) 41 (39)
Total 2,192 (2,021) 866 (797) 781 (648)
1 Sensitivity of issued and over-the-counter debt instruments is reported with the equivalent derivative or Other.

Disclosure Of Level 3 Of Fair Value Of Financial Instruments Explanatory

Movements of Level 3 instruments
USD bn
Balance at
the
beginning
of the
period
Effect from
merger of
UBS AG
and Credit
Suisse AG
1
Net gains /
losses
included in
compre-
hensive
income
2
of which:
related to
instruments
held at the
end of the
period Purchases Sales Issuances Settlements
Transfers

into

Level 3
Transfers

out of

Level 3
Foreign

currency

translation
Balance
at the end
of the
period
For the six months ended 30 June 2024
3
Financial assets at fair value held for
trading 1.8 7.8 0.0 (0.0) 0.3 (1.0) 0.7 (1.4) 0.1 (0.3) (0.0) 8.0
of which: Equity instruments 0.1 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 (0.0) 0.0 (0.0) (0.0) 0.2
of which: Corporate and municipal
bonds 0.6 0.4 (0.1) (0.1) 0.2 (0.2) 0.0 0.0 0.0 (0.0) (0.0) 0.9
of which: Loans 0.9 7.0 0.1 0.1 0.0 (0.7) 0.7 (1.4) (0.0) (0.3) (0.0) 6.4
Derivative financial instruments –
assets 1.3 0.7 (0.1) (0.0) 0.0 (0.0) 0.7 (0.4) 0.4 (0.2) (0.0) 2.3
of which: Interest rate 0.3 0.0 0.0 0.0 0.0 0.0 0.0 (0.1) 0.2 (0.0) 0.0 0.4 of which: Equity / index 0.7 0.2 (0.0) (0.0) 0.0 0.0 0.5 (0.2) 0.1 (0.1) (0.0) 1.2
of which: Credit 0.3 0.1 (0.1) (0.0) 0.0 0.0 0.1 (0.1) 0.1 (0.0) (0.0) 0.5
Financial assets at fair value not held
for trading 4.1 4.1 (0.1) (0.1) 0.3 0.0 1.1 (1.4) 0.1 (0.1) (0.0) 8.0
of which: Loans 1.3 0.8 (0.1) (0.1) 0.1 0.0 0.7 (0.1) 0.0 (0.1) (0.0) 2.6
of which: Auction rate securities 1.2 0.0 0.0 (0.0) 0.0 0.0 0.0 (1.1) 0.0 0.0 0.0 0.2
of which: Equity instruments 1.1 1.8 0.0 0.0 0.1 (0.0) 0.0 0.0 0.0 0.0 (0.0) 2.9
Derivative financial instruments –
liabilities 3.2 0.9 (0.1) (0.1) 0.1 (0.0) 1.7 (1.4) 0.4 (0.3) (0.0) 4.4
of which: Interest rate 0.1 0.1 (0.1) (0.0) 0.0 0.0 0.1 0.0 0.1 (0.0) 0.0 0.2 of which: Equity / index 2.7 0.2 0.1 0.0 0.1 (0.0) 1.5 (1.2) 0.3 (0.2) (0.0) 3.4
of which: Credit 0.3 0.2 (0.0) (0.1) 0.0 (0.0) 0.1 (0.1) 0.0 (0.0) (0.0) 0.4
of which: Loan commitments
measured at FVTPL 0.0 0.4 (0.1) (0.1) 0.0 (0.0) 0.0 0.0 0.0 0.0 (0.0) 0.3
Debt issued designated at fair value 7.8 4.5 0.2 0.2 0.0 (0.0) 2.9 (2.5) 0.6 (1.9) (0.1) 11.5
Other financial liabilities designated
at fair value 2.3 1.9 (0.1) (0.1) 0.0 (0.0) 1.1 (0.2) 0.0 (0.1) (0.0) 4.9

For the six months ended 30 June 2023
Financial assets at fair value held for
trading 1.5 0.0 (0.0) 0.2 (0.7) 0.7 0.0 0.1 (0.3) 0.0 1.5
of which: Investment fund units 0.1 (0.0) (0.0) 0.0 (0.0) 0.0 0.0 0.0 (0.0) 0.0 0.0 of which: Corporate and municipal
bonds 0.5 (0.0) (0.0) 0.1 (0.2) 0.0 0.0 0.0 (0.0) 0.0 0.4
of which: Loans 0.6 0.0 0.0 0.0 (0.3) 0.7 0.0 0.0 (0.2) 0.0 0.8
Derivative financial instruments –
assets 1.5 (0.2) (0.2) 0.0 0.0 0.4 (0.2) 0.1 (0.2) 0.0 1.3
of which: Interest rate 0.5 0.0 (0.0) 0.0 0.0 0.1 (0.0) 0.0 (0.0) (0.0) 0.5 of which: Equity / index 0.7 (0.2) (0.1) 0.0 0.0 0.3 (0.2) 0.0 (0.2) (0.0) 0.4 of which: Credit 0.3 (0.1) (0.1) 0.0 0.0 0.1 (0.0) 0.0 (0.0) 0.0 0.4
Financial assets at fair value not held
for trading 3.7 0.0 0.0 0.5 (0.4) 0.0 0.0 0.1 (0.1) 0.0 3.8
of which: Loans 0.7 0.0 0.0 0.2 (0.0) 0.0 0.0 0.0 (0.1) (0.0) 0.8
of which: Auction rate securities 1.3 0.0 0.0 0.0 (0.0) 0.0 0.0 0.0 0.0 0.0 1.3 of which: Equity instruments 0.8 0.0 0.0 0.2 (0.1) 0.0 0.0 0.0 0.0 0.0 1.0
Derivative financial instruments –
liabilities 1.7 0.2 0.2 0.0 0.0 0.7 (0.3) 0.1 (0.3) 0.0 2.1
of which: Interest rate 0.1 (0.0) 0.0 0.0 0.0 0.1 (0.1) 0.0 0.0 0.0 0.1 of which: Equity / index 1.2 0.2 0.2 0.0 0.0 0.5 (0.2) 0.0 (0.1) 0.0 1.7 of which: Credit 0.3 (0.0) (0.0) 0.0 0.0 0.1 0.0 0.1 (0.2) (0.0) 0.3
Debt issued designated at fair value 9.2 0.5 0.4 0.0 0.0 2.3 (2.0) 0.6 (0.8) (0.0) 9.8
Other financial liabilities designated at
fair value 2.0 0.1 0.1 0.0 0.0 0.2 (0.0) 0.0 (0.0) (0.0) 2.2
1 Refer to Note 2 for more information about the merger of UBS AG and Credit Suisse AG.

2 Net gains / losses included in comprehensive income are recognized in Net interest income and Other net income from
financial instruments measured at fair value

through profit or loss in the

Income statement, and also in Gains

/ (losses) from own credit on financial

liabilities designated at fair value,

before tax in the Statement of
comprehensive income.

3 Total Level 3 assets as of 30 June 2024 were USD
18.4 bn (31 December 2023: USD 7.2 bn). Total Level 3 liabilities as of 30 June 2024 were USD 20.9 bn (31 December 2023: USD 13.4 bn).

Disclosure Of Fair Value Of Financial Instruments Not Measured At Fair Value Explanatory

Financial instruments not measured at fair value
30.6.24 31.3.24 31.12.23
USD bn
Carrying
amount
Fair
value
Carrying
amount
Fair
value
Carrying
amount
Fair
value
Assets
Cash and balances at central banks 248.3 248.3 163.4 163.4 171.8 171.8
Amounts due from banks 20.5 20.5 14.2 14.1 28.2 28.2
Receivables from securities financing transactions measured at amortized cost
82.0 82.0 73.4 73.4 74.1 74.1
Cash collateral receivables on derivative instruments 43.6 43.6 35.3 35.3 32.3 32.3
Loans and advances to customers 608.9 598.7 390.9 382.5 405.6 396.5
Other financial assets measured at amortized cost 60.8 58.6 52.6 50.5 54.3 54.1
Liabilities
Amounts due to banks 26.8 26.7 19.2 19.2 16.7 16.7
Payables from securities financing transactions measured at amortized cost 14.8 14.9 6.8 6.8 5.8 5.8
Cash collateral payables on derivative instruments 33.7 33.7 31.9 31.9 34.9 34.9
Customer deposits 760.7 761.1 536.0 537.0 555.7 556.6
Funding from UBS Group AG measured at amortized cost 111.7 115.9 67.9 69.4 67.3 67.7
Debt issued measured at amortized cost 112.5 112.7 63.8 63.9 69.8 69.8
Other financial liabilities measured at amortized cost
1
17.8 17.8 11.0 10.9 9.8 9.8
1 Excludes lease liabilities.